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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                          REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:             811-21595

Exact Name of Registrant
(as specified in charter):     Cohen & Steers Worldwide Realty Income Fund, Inc.

Address of Principal Executive Office:          757 Third Avenue
                                                New York, NY 10017

Name and address of agent for service:          John E. McLean
                                                757 Third Avenue
                                                New York, NY 10017

Registrant telephone number, including area code:  (212) 832-3232

Date of fiscal year end:   December 31

Date of reporting period:  March 31, 2005


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Item 1. Schedule of Investments



                      COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.



                                  SCHEDULE OF INVESTMENTS
                                 March 31, 2005 (Unaudited)

                                                                                                      Number
                                                                                                     of Shares          Value
                                                                                                   --------------   --------------
EQUITIES                                                                                 4.39% (a)
     COMMON STOCK                                                                        3.28%
         CANADA                                                                          0.53%
                    H&R Real Estate Investment Trust..............................................       100,000        1,504,505
                                                                                                                    --------------

         UNITED STATES                                                                   2.75%
            DIVERSIFIED                                                                  0.75%
                    iStar Financial...............................................................        25,000  $     1,029,500
                    Lexington Corporate Properties Properties Trust...............................        51,100        1,121,134
                                                                                                                    --------------
                                                                                                                        2,150,634
                                                                                                                    --------------
            HEALTH CARE                                                                  0.10%
                    Omega Healthcare Investors....................................................        24,600          270,108
                                                                                                                    --------------

            OFFICE                                                                       1.34%
                    Brandywine Realty Trust.......................................................        90,300        2,564,520
                    Highwoods Properties..........................................................         7,700          206,514
                    HRPT Properties Trust ........................................................        90,500        1,077,855
                                                                                                                    --------------
                                                                                                                        3,848,889
                                                                                                                    --------------

            RESIDENTIAL  --- APARTMENT                                                   0.37%
                    AMLI Residential Properties Trust.............................................         9,800          268,422
                    Education Realty Trust(b).....................................................        47,800          794,914
                                                                                                                    --------------
                                                                                                                        1,063,336
                                                                                                                    --------------
            SELF STORAGE                                                                 0.19%
                    U-Store-It Trust(b)...........................................................        31,600          549,840
                                                                                                                    --------------
                       TOTAL COMMON STOCK --UNITED STATES.........................................                      7,882,807
                                                                                                                    --------------
                       TOTAL COMMON STOCK (Identified cost -- $9,953,549).........................                      9,387,312
                                                                                                                    --------------

     PREFERRED STOCK
            DIVERSIFIED                                                                  1.11%
                    Colonial Properties Trust, 7.62%, Series E ...................................       105,000        2,487,188
                    FelCor Lodging Trust, 8.00%, Series C.........................................        10,000          235,000
                    Sunstone Hotel Investors, 8.00%, Series A.....................................        18,000          449,100
                                                                                                                    --------------
                       TOTAL PREFERRED STOCK (Identified cost -- $2,578,650)......................                      3,171,288
                                                                                                                    --------------
                       TOTAL EQUITIES (Identified cost -- $12,532,199)............................                     12,558,600
                                                                                                                    --------------

                                                                                                     Principal
                                                                                                      Amount
                                                                                                   --------------
CORPORATE BOND                                                                           0.55%
                    Citizens Communications Co., 9.00%, due 8/15/31...............................     1,000,000        1,045,000
                    Liberty Media Corp., 8.25%, due 2/1/30........................................       500,000          508,361
                                                                                                                    --------------
                       TOTAL CORPORATE BOND (Identified cost -- $1,555,420) ......................                      1,553,361
                                                                                                                    --------------

SHORT-TERM INVESTMENTS                                                                  69.92%
                    U.S. Treasury Bill, 2.00%, due 4/1/05.........................................    50,000,000      50,000,000
                    U.S. Treasury Bill, 2.00%, due 4/1/05.........................................    50,000,000      50,000,000
                    U.S. Treasury Bill, 2.00%, due 4/1/05.........................................    50,000,000      50,000,000
                    Federal Home Loan Note, 2.01%, due 4/1/05.....................................    50,000,000      50,000,000
                                                                                                                    --------------
                       TOTAL SHORT-TERM INVESTMENTS (Identified cost -- $200,000,000).............                    200,000,000
                                                                                                                    --------------

COMMERCIAL PAPER                                                                        30.28%
                BNP Paribas Financial, 2.12%, due 4/1/05..........................................    12,000,000       12,000,000
                Citicorp., 2.12%, due 4/1/05......................................................    12,000,000       12,000,000
                LaSalle Bank Corp., 2.12%, due 4/1/05.............................................    12,000,000       12,000,000
                New Center Asset Trust, 2.12%, due 4/1/05.........................................    12,000,000       12,000,000
                Rabobank Ned, 2.12%, due 4/1/05...................................................    12,000,000       12,000,000
                San Paolo, 2.12%, due 4/1/05......................................................    12,000,000       12,000,000
                UBS Finance, 2.12%, due 4/1/05....................................................    12,000,000       12,000,000
                State Street Corp., 2.12%, due 4/1/05.............................................     2,616,000        2,616,000
                                                                                                                    --------------
                    TOTAL COMMERCIAL PAPER (Identified cost -- $86,616,000) ......................                     86,616,000
                                                                                                                    --------------

TOTAL INVESTMENTS (Identified cost -- $300,703,619) ...................................105.14%                        300,727,960(c)

LIABILITIES IN EXCESS OF OTHER ASSETS..................................................(5.14)%                        (14,701,661)
NET ASSETS (Equivalent to $19.06 per share
     based on 15,005,250 shares of capital stock outstanding)..........................100.00%                   $    286,026,299
                                                                                       ========                     ==============

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      (a)   Percentages indicated are based on the net assets.
      (b)   Nonincome producing security.
      (c) At March 31, 2005, net unrealized appreciation was $24,341 based on cost for federal income tax purposes of $300,703,619. This consisted of aggregate gross unrealized appreciation on investments of $64,790 and aggregate gross unrealized depreciation on investments of $40,449.

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Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b) During the last fiscal quarter, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

By: /s/ Robert H. Steers
    --------------------------------
         Name: Robert H. Steers
         Title: Chairman

         Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert H. Steers                         By:  /s/ Martin Cohen
    --------------------------------                  ---------------------------------------
         Name: Robert H. Steers                           Name: Martin Cohen
         Title: Chairman, Secretary and                   Title: President, Treasurer
                  and principal executive officer                  and principal financial officer

         Date: May 27, 2005
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